Note 8 - Business Combinations - Unaudited Pro Forma Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ (17,753,838)	$ (3,012,182)
Tellenger and Gray Matters [Member]
Revenues	$ 12,022,952	$ 16,789,286